Summary Of Significant Accounting Policies (Impact Of Reclassifications On Consolidated Balance Sheets) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Summary Of Significant Accounting Policies
Receivables, net	$ 6.6	$ 6.2
Prepaid expenses and other current assets	6.6	5.5
Total current assets	13.2	11.7
Other assets	16.5	17.0
Total assets	29.7	28.7
Other current liabilities	(47.8)	(50.3)
Unearned revenues	6.6	5.5
Total current liabilities	(41.2)	(44.8)
Other Liabilities	70.9	73.5
Total liabilities	$ 29.7	$ 28.7